CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	Dec. 31, 2018	Nov. 02, 2018	Sep. 30, 2018	Aug. 31, 2018	Aug. 13, 2018	Dec. 31, 2017	Nov. 30, 2017	Feb. 28, 2017	Feb. 28, 2013
10.75% Senior Secured Notes
Stated interest rate (as percent)			10.75%
12.00% Senior Cash Pay Notes
Stated interest rate (as percent)			12.00%
12.00% Senior Secured Notes
Stated interest rate (as percent)								12.00%
8.25% Senior Notes Due 2025
Stated interest rate (as percent)	8.25%
Senior Notes | 10.75% Senior Secured Notes
Stated interest rate (as percent)	10.75%								10.75%
Senior Notes | 12.00% Senior Cash Pay Notes
Stated interest rate (as percent)	12.00%								12.00%
Senior Notes | 12.00% Senior Secured Notes
Stated interest rate (as percent)	12.00%	12.00%	12.00%			12.00%	12.00%
Senior Notes | 8.25% Senior Notes Due 2025
Stated interest rate (as percent)	8.25%			8.25%	8.25%